Average Annual Total Returns - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - Select Biotechnology Portfolio	Apr. 29, 2025
Select Biotechnology Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	7.28%
Past 5 years	3.79%
Past 10 years	4.95%
Select Biotechnology Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	6.94%
Past 5 years	2.11%
Past 10 years	3.37%
Select Biotechnology Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.50%
Past 5 years	2.93%
Past 10 years	3.76%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F1501
Average Annual Return:
Past 1 year	3.49%
Past 5 years	7.83%
Past 10 years	7.08%